Promissory and Convertible Notes	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Promissory and Convertible Notes

7. PROMISSORY AND CONVERTIBLE NOTES

During the year ended December 31, 2020, the Company issued convertible promissory notes in the principal amount of $2,544,487, in the aggregate, and including $267,520 issued to related parties. The principal amount includes $231,317 of original issue discount and 2,544,870 warrants with an exercise price of $0.01 per share. The term of the notes are 18 months and carry an effective interest rate of 8.00%. The notes mature beginning on July 10, 2021 thru June 28, 2022. The convertible promissory notes are convertible into shares of common stock at $0.01 per share. The Company recorded a debt discount in the amount of $2,407,582, in the aggregate, in relation to the original issue discount, conversion feature and warrants. During the year ended December 31, 2020, the Company converted $378,182 of principal debt and issued 37,818,154 shares of common stock, in the aggregate, upon conversion of the convertible promissory notes. During the year ended December 31, 2020, the Company recorded amortization expense in the amount of $896,348 in relation to the amortization of debt discount of which $804,356 was recorded as amortization expense in relation to the warrants and conversion feature and $91,992 was recorded as interest expense in relation to the original issue discount and financing fees in the consolidated statements of operations and comprehensive income.

On January 21, 2019, we issued a senior secured promissory note in the aggregate principal amount of $263,192 (CAD$350,000). The secured promissory note is secured against certain of our assets, including all development tax credits that the Company has applied for and receives. During the year ending December 31, 2020, the Company repaid the note in full.

On January 28, 2019, we issued demand non-interest bearing senior secured promissory notes in the aggregate principal amount of $85,756 (CAD$125,000), including $18,841(CAD$25,000) of original issue discount. The principal amount of $85,756 was repaid on May 24, 2019.

Exchange Agreement

On February 27, 2019, we entered into Exchange Agreement with a significant shareholder to convert the 2018 Converted Debt into common stock. Under the terms of the Exchange Agreement, the Company issued in the aggregate 20,350,573 shares of common stock upon the conversion of, in the aggregate, $3,145,777 of outstanding principal and interest and the cancellation of 560,461 warrants related to the 2018 Converted Debt (see Note 6).